Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of restatement on the company's financial statements
	As Originally Reported	Adjustment No. 1	Adjustment No. 2	As Restated
Balance Sheet as of February 17, 2021
Warrant liabilities	$—	$26,656,084	$—	$26,656,084
Total liabilities	$12,201,450	$26,656,084	$—	$38,857,534
Class A common stock subject to possible redemption	$330,006,460	$(26,656,084)	$41,649,624	$345,000,000
Class A common stock	$150	$266	$(416)	$—
Additional paid-in capital	$5,001,063	$2,699,403	$(7,700,466)	—
Accumulated deficit	$(2,068)	$(2,699,669)	$(33,948,741)	$(36,650,478)
Total Stockholders’ Equity (Deficit)	$5,000,008	$—	$(41,649,624)	$(36,649,616)
Number of shares subject to redemption	33,000,646	(2,665,608)	4,164,962	34,500,000